Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies

21. Commitments and Contingencies

(a)	Commitments

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through December 31, 2023. As of December 31, 2022 and 2023, future minimum lease of RMB2.0 million and RMB1.0 million under non-cancelable operating lease agreements were all due within one year.

(b)	Litigation

As of December 31, 2022 and 2023, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.